UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-23395

Gabelli Innovations Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Media Mogul Fund Semiannual Report — March 31, 2023
Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class I Share of the Gabelli Media Mogul Fund was 11.1% compared with a total return of 15.6% for the Standard & Poor’s (S&P) 500 Index. Another class of shares is available. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2023.

Investment Objective and Strategy

The Fund invests in companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. Gabelli Media Mogul specifically focuses on companies spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from the subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. The current investable universe includes U.S. and non-U.S. listed companies in the media industry.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Sports team values continued to demonstrate their economic resilience in the fourth quarter of 2022, with Atlanta Braves owner Liberty Braves and New York Knicks and New York Rangers owner MSG Sports the two largest contributors to return. At its annual investor meeting in November, Liberty Media announced it would spin-off Liberty Braves as an asset-backed C-Corp. and create a third tracker stock to reflect the value of the 31% stake in Live Nation, now held by Liberty SiriusXM. Although we have limited exposure to traditional media, Warner Bros. Discovery and Grupo Televisa were significant detractors to Q4 2022 results.

The Fund had two announced takeovers in the first quarter of 2023 – Liberty Global tendering for the minority holding in Belgian cable operator Telenet, and Swedish EQT Infrastructure Fund’s privatization of Radius Global Infrastructure, an owner of wireless tower properties and a historic Liberty investee. The anticipation of several Q2 2023 financial engineering transactions – MSG Entertainment’s split into two companies, the spin-off of Liberty Braves as an asset-backed company, and the re-attribution of Liberty SiriusXM’s Live Nation stake into a new tracker stock also supported returns. Notwithstanding the pending transaction, Liberty SiriusXM and its 82% owned SiriusXM weighed on returns as the company moderated financial expectations owing to continued softness in auto sales and investments in technology. DISH Network, controlled by Charlie Ergen, also struggled with high leverage and the impact of a cyberattack during the quarter.

The top contributors to the Fund’s performance during the last six months were: Liberty Media Corp.- Liberty Braves, Cl. C (13.4% of net assets as of March 31, 2023); Liberty Global plc, Cl. C (8.3%); and Liberty Media Corp.- Liberty Formula One, Cl. A (7.5%).

Some of our weaker performing stocks during the last six months were: Qurate Retail Inc. 8.000% Preferred 03/15/31 (3.4%); Liberty Media Corp.- Liberty SiriusXM, Cl. C (4.1%); and Grupo Televisa SAB, ADR (3.5%).

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through March 31, 2023 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	5 Year	Since Inception (12/1/16)(c)
Class I (MOGLX)	11.10%	(22.69)%	5.71%	(2.62)%	(1.35)%
S&P 500 Index (d)	15.62	(7.73)	18.60	11.19	12.46
Class A (MLGLX)	10.98	(22.87)	5.63	(2.66)	(1.38)
With sales charge (e)	4.60	(27.31)	3.56	(3.81)	(2.30)

(a)	The Fund’s fiscal year ends on September 30.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.

(c)	Performance prior to the commencement of operations on April 1, 2019 is from a Predecessor Fund, Gabelli Media Mogul NextShares.

(d)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectus dated May 16, 2022, the gross expense ratio for Class A and I Shares are 4.20% and 3.95%, respectively, and the net expense ratio for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.18% and 0.93%, respectively. The contractual reimbursement is in effect through January 31, 2024.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

Gabelli Media Mogul Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/22	Ending Account Value 03/31/23	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Media Mogul Fund
Actual Fund Return
Class A	$1,000.00	$1,109.77	1.15%	$6.05
Class I	$1,000.00	$1,111.02	0.90%	$4.74
Hypothetical 5% Return
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class I	$1,000.00	$1,020.44	0.90%	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2023:

Gabelli Media Mogul Fund

Content Creation and Aggregation	45.6%
Television and Broadband Services	21.0%
Entertainment	6.4%
U.S. Government Obligations	6.2%
Wireless Telecommunication Services	5.9%
Digital Marketing and Retail	4.7%

Diversified Consumer Services	4.2%
Telecommunications	3.5%
Telecommunication Services	3.3%
Other Assets and Liabilities (Net)	(0.8)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

Gabelli Media Mogul Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 90.1%
	Content Creation and Aggregation — 45.6%
31,287	comScore Inc.†	$75,875	$38,483
7,000	DISH Network Corp., Cl. A†	129,541	65,310
27,000	Grupo Televisa SAB, ADR	254,240	142,830
11,000	Liberty Latin America Ltd., Cl. C†	151,841	90,860
16,000	Liberty Media Corp.- Liberty Braves, Cl. C†	339,248	539,040
4,450	Liberty Media Corp.- Liberty Formula One, Cl. A†	132,475	300,375
5,900	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	226,104	165,141
1,000	Live Nation Entertainment Inc.†	27,236	70,000
1,900	Madison Square Garden Entertainment Corp.†	118,853	112,233
1,000	Madison Square Garden Sports Corp.	153,071	194,850
3,000	Paramount Global, Cl. B	84,130	66,930
13,000	Sirius XM Holdings Inc.	68,341	51,610
		1,760,955	1,837,662

	Digital Marketing and Retail — 1.3%
20,000	Liberty TripAdvisor Holdings Inc., Cl. A†	31,350	17,180
34,000	Qurate Retail Inc., Cl. A†	187,668	33,585
		219,018	50,765

	Diversified Consumer Services — 4.2%
110	Cie de L’Odet SE	163,353	170,592

	Entertainment — 6.4%
17,000	Warner Bros Discovery Inc.†	324,200	256,700

	Telecommunication Services — 3.3%
3,300	AT&T Inc.	69,664	63,525
8,000	Telesat Corp.†	173,218	68,800
		242,882	132,325

	Telecommunications — 3.5%
3,700	Comcast Corp., Cl. A	150,731	140,267

	Television and Broadband Services — 19.9%
250	Charter Communications Inc., Cl. A†	63,214	89,403
1,800	Liberty Broadband Corp., Cl. A†	179,046	147,816
2,000	Liberty Broadband Corp., Cl. C†	142,651	163,400
16,500	Liberty Global plc, Cl. C†	448,633	336,270
2,900	Telenet Group Holding NV	58,557	65,857
		892,101	802,746

Shares		Cost	Market Value
	Wireless Telecommunication Services — 5.9%
5,500	Radius Global Infrastructure Inc., Cl. A†	$69,601	$80,685
1,100	T-Mobile US Inc.†	104,388	159,324
		173,989	240,009
	TOTAL COMMON STOCKS	3,927,229	3,631,066

	PREFERRED STOCKS — 4.5%
	Digital Marketing and Retail — 3.4%
4,700	Qurate Retail Inc., 8.000%, 03/15/31	280,466	137,757

	Television and Broadband Services — 1.1%
2,000	Liberty Broadband Corp., Ser. A, 7.000%	39,409	45,780

	TOTAL PREFERRED STOCKS	319,875	183,537

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.2%
$250,000	U.S. Treasury Bills,
	4.585% to 4.593%††,
	04/20/23 to 05/04/23	249,172	249,219

	TOTAL INVESTMENTS — 100.8%	$4,496,276	4,063,822

	Other Assets and Liabilities (Net) — (0.8)%		(33,848)

	NET ASSETS — 100.0%		$4,029,974

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

6

Gabelli Media Mogul Fund

Statement of Assets and Liabilities
March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $4,496,276)	$4,063,822
Cash	32,803
Receivable from Adviser	15,634
Dividends receivable	4,549
Prepaid expenses	(2,811)
Total Assets	4,113,997
Liabilities:
Payable for investments purchased	28,165
Payable for investment advisory fees	3,368
Payable for distribution fees	2
Payable for legal and audit fees	28,593
Payable for shareholder communications	21,142
Other accrued expenses	2,753
Total Liabilities	84,023
Net Assets
(applicable to 457,417 shares outstanding)	$4,029,974
Net Assets Consist of:
Paid-in capital	$4,830,514
Total accumulated loss	(800,540)
Net Assets	$4,029,974

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized:
Class A:
Net Asset Value and redemption price per share ($8,670 ÷ 985 shares outstanding)	$8.80
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.34
Class I:
Net Asset Value, offering, and redemption price per share ($4,021,304 ÷ 456,432 shares outstanding)	$8.81

Statement of Operations
For the Six Months Ended March 31, 2023 (Unaudited)

Investment Income:
Dividends	$29,564
Interest	5,827
Total Investment Income	35,391
Expenses:
Investment advisory fees	19,827
Distribution fees - Class A	11
Legal and audit fees	30,796
Trustees’ fees	21,006
Registration expenses	19,842
Shareholder communications expenses	14,515
Shareholder services fees	1,394
Custodian fees	380
Miscellaneous expenses	4,032
Total Expenses	111,803
Less:
Expense reimbursements (See Note 3)	(93,948)
Net Expenses	17,855
Net Investment Income	17,536
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized loss on investments	(350,978)
Net realized gain on foreign currency transactions	44
Net realized loss on investments and foreign currency transactions	(350,934)
Net change in unrealized appreciation/depreciation:
on investments	734,803
on foreign currency translations	284
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	735,087
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	384,153
Net Increase in Net Assets Resulting from Operations	$401,689

See accompanying notes to financial statements.

7

Gabelli Media Mogul Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

Operations:
Net investment income	$17,536	$32,197
Net realized gain/(loss) on investments and foreign currency transactions	(350,934)	157,105
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	735,087	(2,302,474)
Net Increase/(Decrease) in Net Assets Resulting from Operations	401,689	(2,113,172)

Distributions to Shareholders:
Accumulated earnings
Class A	(97)	—
Class I	(49,851)	(115,394)
Total Distributions to Shareholders	(49,948)	(115,394)

Shares of Beneficial Interest Transactions:
Class A	97	9,796
Class I	(31,625)	320,767
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(31,528)	330,563

Net Increase/(Decrease) in Net Assets	320,213	(1,898,003)
Net Assets:
Beginning of year	3,709,761	5,607,764
End of period	$4,029,974	$3,709,761

See accompanying notes to financial statements.

8

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30 (a)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2023(c)	$8.02	$0.03		$0.85	$0.88	$—	$(0.10)	$(0.10)	$8.80	10.98%	$9	0.63	%(d)	5.89	%(d)	1.15	%(d)	10%
2022(e)	10.06	0.01		(2.05)	(2.04)	—	—	—	8.02	(20.28)	8	0.15	(d)	7.74	(d)	1.15	(d)(f)	26
Class I
2023(c)	$8.03	$0.04		$0.85	$0.89	$(0.01)	$(0.10)	$(0.11)	$8.81	11.10%	$4,021	0.89	%(d)	5.64	%(d)	0.90	%(d)	10%
2022	12.83	0.07		(4.62)	(4.55)	(0.09)	(0.16)	(0.25)	8.03	(36.10)	3,702	0.64		4.79		0.90	(f)	26
2021	9.48	0.03	(g)	3.41	3.44	(0.09)	—	(0.09)	12.83	36.38	5,608	0.25	(g)	3.95		0.93	(f)	26
2020	10.97	0.13	(h)	(1.62)	(1.49)	—	—	—	9.48	(13.58)	4,008	1.28	(h)	4.86		0.90		18
2019	11.48	(0.04)		(0.47)	(0.51)	—	—	—	10.97	(4.44)	4,653	(0.39)		4.12		0.90		31
2018	11.38	(0.06)		0.16	0.10	—	—	—	11.48	0.88	5,738	(0.54)		3.43		0.90		19

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Media Mogul NextShares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	For the six months ended March 31, 2023, unaudited.

(d)	Annualized.

(e)	Class A commenced on May 17, 2022.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For fiscal years ended September 30, 2022 and 2021, if credits had not been received, the expense ratios would have been 1.22% (Class A) and 0.92% (Class I), and 0.95% (Class I), respectively. For the remaining periods, there was no impact to the expense ratios.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.32)%.

(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.45)%.

See accompanying notes to financial statements.

9

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Media Mogul Fund is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Media Mogul NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in the media industry. Media industry companies are companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. Media industry companies are companies that derive at least 50% of their revenue from the production or distribution of information and entertainment content, and may include television and radio stations, motion picture companies, print publishing, and providers of internet content, as well as satellite service providers, cable service providers, and advertising service providers. The Fund will specifically invest in companies that were spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day,

10

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,631,066	—	$3,631,066
Preferred Stocks (a)	183,537	—	183,537
U.S. Government Obligations	—	$249,219	249,219
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,814,603	$249,219	$4,063,822

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2023 or September 30, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

12

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are

13

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2022 was as follows:

Distributions paid from:
Ordinary income	$40,847
Net long term capital gains	74,547
Total distributions paid	$115,394

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$4,549,867	$586,149	$(1,072,194)	$(486,045)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees

14

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2024 at no more than 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. The agreement is renewable annually. At March 31, 2023, the cumulative amount which the Fund may repay the Adviser is $616,520.

For the year ended September 30, 2020, expiring September 30, 2023	$168,496
For the year ended September 30, 2021, expiring September 30, 2024	158,957
For the year ended September 30, 2022, expiring September 30, 2025	195,119
For the six months ended March 31, 2023, expiring September 30, 2026	93,948
$616,520

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for Class A Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of Class A Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2023, other than short term securities and U.S. Government obligations, aggregated $420,238 and $375,190, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2023, the Fund paid $30 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended March 31, 2023.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Significant Shareholder. As of March 31, 2023, 70.2% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Shares of Beneficial Interest. The Fund offers two classes of shares – Class A Shares and Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class I Shares are offered without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2023 and the fiscal year ended September 30, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Period Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A*
Shares sold	—	$—	974	$9,796
Shares issued upon reinvestment of distributions	11	97	—	—
Shares redeemed	—	—	—	—
Net increase	11	$97	974	$9,796
Class I
Shares sold	13,968	$133,180	41,068	$528,965
Shares issued upon reinvestment of distributions	5,679	49,803	9,470	115,347
Shares redeemed	(24,441)	(214,608)	(26,324)	(323,545)
Net increase/(decrease)	(4,794)	$(31,625)	24,214	$320,767

*	Class A shares were first offered on May 17, 2022.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on November 9, 2022, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Agreement, the Board Members considered the following information:

1)	The nature, extent, and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for the Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)	The performance of the Fund and the Adviser.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with a Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmarks as reflected in the Fund’s prospectuses and annual report. The Board considered the Fund’s

17

Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

one year average annual total return for the period ended September 30, 2022. The peer group considered by the Board was developed by Broadridge and was comprised of funds within the same Broadridge peer group category (the Performance Peer Group), regardless of asset size or primary channel of distribution. The Fund’s performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Fund’s performance, the Board noted that Media Mogul’s performance was above the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreements and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against a comparative Broadridge expense peer group (Expense Peer Group). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Fund operated pursuant to an Expenses Limitation Agreement with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse the Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Fund’s prospectus. The Board noted that the total expense ratio for the Fund was above the median when compared with those of the Expense Peer Group, and the advisory fee for the Fund was lower than most of the funds in its Expense Peer Group. Finally, the Board noted that the Fund had agreements in place to limit advisory fees and expenses, and the total expense ratio was lower than the median after considering fee and expense waivers, compared to its Expense Peer Group. The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower, than the fees charged to the Fund. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

18

Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2021. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund was to experience significant asset growth. In the event there was to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

This page was intentionally left blank.

GABELLI MEDIA MOGUL FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Gabelli Pet Parents’TM Fund Semiannual Report — March 31, 2023	Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class I Share of the Gabelli Pet Parents’TM Fund was 14.5% compared with a total return of 15.6% for the Standard & Poor’s (S&P) 500 Index. Another class of shares is available. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2023.

Investment Objective and Strategy

The Gabelli Pet Parents Fund seeks to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (Pet Parents). The Fund is non-diversified. The portfolio manager’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (PMV). The portfolio manager defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Volatile equity markets, driven by geopolitical conflict, rising commodity prices, higher interest rates, and inflation contributed to a challenging 2022 for investors. The S&P 500 declined 18.1% in calendar 2022, its worst performance in the last four decades, excluding 2002 and 2008. The Russell 3000 index declined 19.3%, while the NASDAQ was down 33.5%. The Gabelli Pet Parents Fund (PETZX) declined 35.6% in calendar 2022, the first annual loss since inception of the strategy in 2019. Nevertheless, the Fund managed to gain 4.5% in the final quarter ended December 31, 2022.

Much of the pullback in share prices in the portfolio can be attributed to significant multiple contraction in growth oriented equities. This was a sharp reversal for companies that performed exceptionally well during 2020 and 2021, years in which the Fund was up 53.5% and 11.6%, respectively.

The first quarter of 2023 proved to be a challenging time for investors. Market volatility spiked at various times during the quarter, attributable to the ongoing conflict between Russia and Ukraine, rising commodity prices, an increasingly hawkish Fed, and the recent failures of Silicon Valley Bank and Signature Bank. The Federal Reserve has been on the fastest rate hiking cycle in more than 40 years, and as a result, the economy has been heavily impacted. We continue to have a positive outlook on both the fundamentals and the underlying value of the global pet economy. In fact, over the last two decades, companion pet spending has proven to be one of the least economically sensitive categories, indicating resilience within the pet industry.

During the quarter ended March 31, 2023, the S&P was up 7.5% and the Russell 3000 Index was up 7.2%. In the same period, the Fund returned 9.4%, outperforming both market benchmarks by 1.9% and 2.2%, respectively.

The top contributors to the Fund’s performance during the last six months were: PetIQ Inc. (9.7% of net assets as of March 31, 2023); IDEXX Laboratories Inc. (7.3%); and Freshpet Inc. (7.9%).

Some of our weaker performing stocks during the last six months were: Trupanion Inc. (3.1%); Qurate Retail Inc. 8.000%, 03/15/31 (2.3%); and Elanco Animal Health Inc. (4.0%).

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through March 31, 2023 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

				Since
				Inception
	Six Months	1 Year	3 Year	(6/19/18)(c)
Class I (PETZX)	14.51%	(20.30)%	10.52%	4.25%
S&P 500 Index (d)	15.62	(7.73)	18.60	10.58
Class A (PETGX)	14.33	(20.59)	10.39	4.17
With sales charge (e)	7.76	(25.16)	8.23	2.88

(a)   The Fund’s fiscal year ends on September 30.

(b)   Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.

(c)   Performance prior to the commencement of operations on April 1, 2019 is from a predecessor fund, Gabelli Pet Parents’ NextShares.

(d)   The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(e)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectus dated January 27, 2023, the expense ratios for Class A and I Shares are 11.53% and 4.91%, respectively, and the net expense ratios for these share classes after contractual reimbursements by the Adviser are 1.15% and 0.90%, respectively. The contractual reimbursement is in effect through January 31, 2024.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Gabelli Pet Parents’ Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/22	03/31/23	Ratio	Period *
The Gabelli Pet Parents’ Fund
Actual Fund Return
Class A	$1,000.00	$1,143.30	1.15%	$ 6.15
Class I	$1,000.00	$1,145.10	0.90%	$ 4.81
Hypothetical 5% Return
Class A	$1,000.00	$1,019.20	1.15%	$ 5.79
Class I	$1,000.00	$1,020.44	0.90%	$ 4.53

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2023:

Gabelli Pet Parents’ Fund

Pet Services	18.4%
Pet Healthcare	16.6%
Pharmaceuticals	15.1%
Pet Food and Nutrition	11.8%
Diagnostics	11.8%
Pet Products	10.1%
Retail	4.8%
Consumer Products	4.5%
Consumer Services	4.3%
U.S. Government Obligations	4.1%
Other Assets and Liabilities (Net)	(1.5)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Pet Parents’ Fund

Schedule of Investments — March 31, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.1%
	Consumer Products — 4.5%
1,300	Oil-Dri Corp. of America	$41,962	$54,093
1,750	Spectrum Brands Holdings Inc.	95,410	115,885
		137,372	169,978
	Consumer Services — 4.3%
1,550	Amazon.com Inc.†	193,934	160,099

	Diagnostics — 11.8%
1,750	Heska Corp.†	163,664	170,835
550	IDEXX Laboratories Inc.†	201,143	275,044
		364,807	445,879
	Pet Food and Nutrition — 11.8%
26,000	BARK Inc.†	43,994	37,700
500	Colgate-Palmolive Co.	35,645	37,575
4,500	Freshpet Inc.†	241,738	297,855
600	Nestlé SA	59,609	73,093
		380,986	446,223
	Pet Healthcare — 16.6%
6,000	CVS Group plc	101,398	137,300
16,000	Elanco Animal Health Inc.†	364,180	150,400
1,250	Patterson Cos. Inc.	31,146	33,462
25,000	Petco Health & Wellness Co. Inc.†	395,938	225,000
250	Virbac SA	43,943	80,253
		936,605	626,415
	Pet Products — 10.1%
1,600	Central Garden & Pet Co.†	40,720	65,696
6,000	Chewy Inc., Cl. A†	262,545	224,280
500	Church & Dwight Co. Inc.	33,754	44,205
300	The Clorox Co.	52,963	47,472
		389,982	381,653
	Pet Services — 18.4%
32,095	PetIQ Inc.†	388,825	367,167
30,000	Pets at Home Group plc	69,026	136,560
300	Tractor Supply Co.	31,844	70,512
2,750	Trupanion Inc.†	159,370	117,947
		649,065	692,186
	Pharmaceuticals — 15.1%
22,500	Animalcare Group plc	50,515	43,716
1,500	Dechra Pharmaceuticals plc	44,674	49,035
5,000	Eco Animal Health Group plc†	19,871	5,952
10,000	Phibro Animal Health Corp., Cl. A	182,484	153,200
1,900	Zoetis Inc.	251,329	316,236
		548,873	568,139
			Market
Shares		Cost	Value
	Retail — 2.5%
1,250	CVS Health Corp.	$77,623	$92,888

	TOTAL COMMON STOCKS	3,679,247	3,583,460

	PREFERRED STOCKS — 2.3%
	Retail — 2.3%
3,000	Qurate Retail Inc., 8.000%, 03/15/31	140,045	87,930

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.1%
$155,000	U.S. Treasury Bill, 4.585%††, 05/04/23	154,356	154,384

	TOTAL INVESTMENTS — 101.5%	$3,973,648	3,825,774
	Other Assets and Liabilities (Net) — (1.5)%		(56,553)
	NET ASSETS — 100.0%		$3,769,221

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $3,973,648)	$3,825,774
Receivable from Adviser	16,568
Dividends receivable	1,244
Prepaid expenses	832
Total Assets	3,844,418
Liabilities:
Payable to bank	13,249
Payable for investment advisory fees	3,190
Payable for distribution fees	45
Payable for legal and audit fees	28,829
Payable for shareholder communications	19,764
Other accrued expenses	10,120
Total Liabilities	75,197
Net Assets
(applicable to 338,848 shares outstanding)	$3,769,221
Net Assets Consist of:
Paid-in capital	$4,249,151
Total accumulated loss	(479,930)
Net Assets	$3,769,221

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized:
Class A:
Net Asset Value and redemption price per share ($214,023 ÷ 19,293 shares outstanding)	$11.09
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.77
Class I:
Net Asset Value, offering, and redemption price per share ($3,555,198 ÷ 319,555 shares outstanding)	$11.13

Statement of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

Investment Income:
Dividends	$22,149
Interest	3,934
Total Investment Income	26,083
Expenses:
Investment advisory fees	18,953
Distribution fees - Class A	246
Legal and audit fees	30,283
Trustees’ fees	21,212
Registration expenses	19,905
Shareholder communications expenses	14,807
Shareholder services fees	3,522
Custodian fees	406
Miscellaneous expenses	5,264
Total Expenses	114,598
Less:
Expense reimbursements (See Note 3)	(97,294)
Net Expenses	17,304
Net Investment Income	8,779
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized loss on investments	(280,672)
Net realized gain on foreign currency transactions	40

Net realized loss on investments and foreign currency transactions	(280,632)
Net change in unrealized appreciation/depreciation:
on investments	787,124
on foreign currency translations	83

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	787,207
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	506,575
Net Increase in Net Assets Resulting from Operations	$515,354

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

Operations:
Net investment income/(loss)	$8,779	$(11,843)
Net realized loss on investments and foreign currency transactions	(280,632)	(42,200)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	787,207	(2,156,828)
Net Increase/(Decrease) in Net Assets Resulting from Operations	515,354	(2,210,871)

Distributions to Shareholders:
Accumulated earnings
Class A	(202)	—
Class I	(3,878)	(459,034)
Total Distributions to Shareholders	(4,080)	(459,034)

Shares of Beneficial Interest Transactions:
Class A	23,927	201,139
Class I	(379,092)	297,005
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(355,165)	498,144

Redemption Fees	—	29

Net Increase/(Decrease) in Net Assets	156,109	(2,171,732)
Net Assets:
Beginning of year	3,613,112	5,784,844
End of period	$3,769,221	$3,613,112

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Period Ended September 30 (a)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2023(c)	$9.71	$0.01	$1.38	$1.39	$—	$(0.01)	$(0.01)	$11.09	14.33%	$214	0.20	%(d)	6.28	%(d)	1.15	%(d)	13%
2022(e)	12.03	(0.01)	(2.31)	(2.32)	—	—	—	9.71	(19.29)	165	(0.22	)(d)	11.53	(d)	1.15	(d)	22
Class I
2023(c)	$9.73	$0.03	$1.38	$1.41	$—	$(0.01)	$(0.01)	$11.13	14.51%	$3,555	0.48	%(d)	6.03	%(d)	0.90	%(d)	13%
2022	17.14	(0.03)	(6.01)	(6.04)	—	(1.37)	(1.37)	9.73	(38.23)	3,448	(0.24)		4.91		0.90		22
2021	13.14	(0.07)	4.07	4.00	—	—	—	17.14	30.44	5,785	(0.43)		4.04		0.90		29
2020	8.94	(0.02)	4.25	4.23	(0.03)	—	(0.03)	13.14	47.51	2,913	(0.18)		6.95		0.90		40
2019	10.35	0.04	(1.42)	(1.38)	(0.03)	—	(0.03)	8.94	(13.39)	1,626	0.46		7.48		0.90		65
2018(f)	10.00	0.01	0.34	0.35	—	—	—	10.35	3.50	1,294	0.51	(d)	9.57	(d)	0.90	(d)	59

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
(a)	Information prior to April 1, 2019 is from Gabelli Pet Parents’ NextShares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	For the six months ended March 31, 2023, unaudited.
(d)	Annualized.
(e)	Class A commenced on May 17, 2022.
(f)	The predecessor Fund commenced investment operations on June 19, 2018.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Pet Parents’ Fund is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Pet Parents’TM NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (Pet Parents). Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Valuation Inputs
		Level 2 Other
	Level 1	Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 03/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,583,460	—	$3,583,460
Preferred Stocks (a)	87,930	—	87,930
U.S. Government Obligations	—	$154,384	154,384
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,671,390	$154,384	$3,825,774

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2023 or September 30, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2022 was as follows:

Distributions paid from:

Ordinary income	$147,791
Net long term capital gains	311,243
Total distributions paid	$459,034

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2023:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$3,977,278	$485,927	$(637,431)	$(151,504)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses until at least January 31, 2024 at no more than 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. The agreement is renewable annually. At March 31, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $571,292.

For the fiscal year ended September 30, 2020, expiring September 30, 2023	$124,321
For the fiscal year ended September 30, 2021, expiring September 30, 2024	149,646
For the fiscal year ended September 30, 2022, expiring September 30, 2025	200,031
For the six months ended March 31, 2023, expiring September 30, 2026	97,294
$571,292

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for Class A Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of Class A Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2023, other than short term securities and U.S. Government obligations, aggregated $454,868 and $632,965, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended March 31, 2023.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Significant Shareholder. As of March 31, 2023, 37.0% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Shares of Beneficial Interest. The Fund offers two classes of shares – Class A Shares and Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class I Shares are offered without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2023 and the fiscal year ended September 30, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	March 31, 2023		Period Ended
	(Unaudited)		September 30, 2022
	Shares	Amount	Shares	Amount

Class A*
Shares sold	2,244	$23,725	19,442	$230,199
Shares issued upon reinvestment of distributions	19	202	—	—
Shares redeemed	—	—	(2,412)	(29,060)
Net increase	2,263	$23,927	17,030	$201,139
Class I
Shares sold	7,559	$82,883	30,914	$468,372
Shares issued upon reinvestment of distributions	358	3,814	28,842	449,926
Shares redeemed	(42,809)	(465,789)	(42,725)	(621,293)
Net increase/(decrease)	(34,892)	$(379,092)	17,031	$297,005

* Class A shares were first offered on May 17, 2022.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Pet Parents’ Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on November 9, 2022, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Agreement, the Board Members considered the following information:

1)	The nature, extent, and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for the Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)	The performance of the Fund and the Adviser.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with a Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmarks as reflected in the Fund’s prospectuses and annual report. The Board considered the

Gabelli Pet Parents’ Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

Fund’s one year total return for the period ended September 30, 2022. The peer group considered by the Board was developed by Broadridge and was comprised of funds within the same Broadridge peer group category (the Performance Peer Group), regardless of asset size or primary channel of distribution. The Fund’s performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Fund’s performance, the Board noted that Pet Parents’ performance was below the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreements and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against a comparative Broadridge expense peer group (the Expense Peer Group). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Fund operated pursuant to an Expenses Limitation Agreement with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse the Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Fund’s prospectus. The Board noted that the advisory fees for the Fund were higher than the median, and the total expense ratio for the Fund was lower than the median when compared with those of their Expense Peer Group. Finally, the Board noted that although the Fund had agreements in place to limit advisory fees and expenses, the total expense ratio was higher than the median after considering fee and expense waivers, and the total expense ratio was above the median when compared with its Expense Peer Group. The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower, than the fees charged to the Fund. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

Gabelli Pet Parents’ Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2021. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund was to experience significant asset growth. In the event there was to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

This page was intentionally left blank.

GABELLI PET PARENTS’ FUND

One Corporate Center
Rye, NY 10580-1422

Portfolio Manager’s Biography

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.
Former President and
Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

OFFICERS

John C. Ball
President and Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

Bethany A. Uhlein
Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York
Mellon

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents'™ Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2994Q123SR

GABELLI
FUNDS

GABELLI PET PARENTS'™ FUND

Semiannual Report
March 31, 2023

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Innovations Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 2, 2023

* Print the name and title of each signing officer under his or her signature.